Stockholder's Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Stockholder's Equity
Stockholder's Equity

Common Stock

Pursuant to the Monitronics Acquisition, the Company deauthorized all shares of Class A and Class B common stock upon its merger with Merger Sub on December 17, 2010. The existing entity has one thousand shares of common stock issued and outstanding to Ascent Capital as of December 31, 2010.  There have been no changes to the common stock issued and outstanding since the Monitronics Acquisition.

Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) included in the consolidated balance sheets and consolidated statement of stockholder's equity reflect the aggregate fair market value adjustments to the Swaps.

The following table provides a summary of the changes in Accumulated other comprehensive income (loss) for the periods presented (amounts in thousands):

Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2015	$(13,546)
Unrealized loss on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0 (a)	(2,673)
Reclassifications of unrealized loss on derivatives into net income, net of income tax of $0 (b)	7,262
Net current period other comprehensive income (loss)	4,589
Balance at December 31, 2016	$(8,957)
Unrealized loss on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0 (a)	(3,842)
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (b)	5,424
Net current period other comprehensive income	1,582
Balance at December 31, 2017	$(7,375)
Impact of adoption of ASU 2017-12	605
Adjusted balance at January 1, 2018	$(6,770)
Unrealized gain on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0 (a)	12,882
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (b)	1,496
Net current period other comprehensive income	14,378
Balance at December 31, 2018	$7,608

(a)        No income taxes were recorded on the unrealized gain / (loss) on derivative instrument amounts for 2018, 2017 and 2016 because the Company is subject to a full valuation allowance.
(b)        Amounts reclassified into Net loss are included in Interest expense on the consolidated statement of operations.  See note 10, Derivatives, for further information.